Share Capital	12 Months Ended
Jul. 31, 2020
Share Capital [Abstract]
Share Capital

20. Share Capital

(a) Authorized

An unlimited number of common shares and an unlimited number of special shares, issuable in series.

(b) Issued and Outstanding

As at July 31, 2020, a total of 482,465,748 (July 31, 2019 - 256,981,753) common shares were issued and outstanding. No special shares have been issued or are outstanding.

		Number of shares	Share Capital
Balance at July 31, 2019		256,981,753	$799,706
June 2020 at the market offering	(i)	32,942,479	33,263
May 2020 underwritten public offering	(ii)	63,940,000	43,495
April 2020 underwritten public offering	(iii)	59,800,000	22,928
January 2020 registered offering	(iv)	11,976,048	21,073
December 2019 registered offering	(v)	14,970,062	25,229
December 2019 private placement	Note 17	37,325,000	72,005
Options exercised	Note 22	116,532	223
Warrants exercised	Note 21	4,413,874	5,866
Balance at July 31, 2020		482,465,748	$1,023,788

(i) June 2020 At-the-market ("ATM") Offering

On June 16, 2020, the Company established an ATM equity program allowing the Company to issue up to $34,500 (or its U.S. dollar equivalent) of common shares to the public. The common shares sold through the ATM program were sold through the TSX, the NYSE and other marketplaces on which the common shares were listed, quoted or otherwise traded, at the prevailing market price at the time of sale. The program closed on July 31, 2020 and a total of approximately $34,551 (after foreign exchange gains) was generated through the issuance of 32,942,479 common shares in the year ended July 31, 2020. On July 31, 2020 a receivable of $883 remained for irrevocable sales which occurred prior to year end and subsequently settled on August 5, 2020, at which time the remaining 979,500 shares were issued. Total issuance costs and broker fees amounted to $1,288.

(ii) May 2020 Underwritten Public Offering

On May 21, 2020 the Company closed an underwritten public offering for total gross proceeds or $57,545 through the issuance of 63,940,000 units at a price of $0.90 per unit. Each unit contained one common share and one half common share purchase warrant (Note 21) at an exercise price of $1.05. The net contribution to share capital, after warrant reserve adjustment, was $46,547 and total issuance costs amounted to $3,052.

(iii) April 2020 Underwritten Public Offering

On April 13, 2020, the Company closed an underwritten public offering in which 59,800,000 units were issued at $0.77 a unit for total gross proceeds of $46,046. Each unit consisted of one common share and one common share purchase warrant (Note 21) at an exercise price of $0.96. The net contribution to share capital after warrant reserve was $25,863 and total issuance costs amounted to $2,936.

(iv) January 2020 Registered Direct Offering

On January 22, 2020, the Company closed a registered direct offering in which 11,976,048 common shares were issued at $USD1.67 each for total gross proceeds of $26,290 (USD$20,000). Investors also received one half common share purchase warrant for each common share purchased (Note 21) at an exercise price of $USD2.45. The net contribution to share capital, after warrant reserve adjustment, was $22,323 and total issuance costs amounted to $1,250.

(v) December 2019 Registered Direct Offering

On December 31, 2020, the Company closed a registered direct offering in which 14,970,062 common shares were issued at $USD1.67 each for total gross proceeds of $32,411 (USD$25,000). Investors also received one half common share purchase warrant for each common share purchased (Note 21) at an exercise price of $USD2.45.